Others (Tables)	6 Months Ended
Jun. 30, 2024
Others
Schedule of gearing ratios	As of December 31, 2023 and June 30, 2024, the Group’s gearing ratios are as follows:

	December 31, 2023	June 30, 2024
Total liabilities	$30,957	$31,844
Total equity	$139,406	$141,986
Gearing ratio	0.22	0.22

Schedule of financial instruments by category	Financial instruments by category

	December 31, 2023	June 30, 2024
Financial assets
Financial assets at amortized cost
Cash and cash equivalents	$123,871	$120,796
Current financial assets at amortized cost	30,300	37,970
Accounts receivable	6,992	7,102
Other receivables	343	737
Guarantee deposits paid	140	147
	$161,646	$166,752

	December 31, 2023	June 30, 2024
Financial liabilities
Financial liabilities at fair value through profit or loss
Warrant liabilities	$1,566	$1,520
Financial liabilities at amortized cost
Other payables (including related parties)	$10,381	$10,289
Guarantee deposits received	25	25
	$10,406	$10,314
Lease liabilities	$868	$711

Schedule of significant financial assets and liabilities denominated in foreign currencies	sensitivity analysis for significant financial assets and liabilities denominated in foreign currencies illustrate as follows:

	December 31, 2023
					Sensitivity analysis
	Foreign currency amount (in thousands)	Exchange rate	Functional currency	Book value (USD)	Degree of variation	Effect on profit or loss
Financial assets
Monetary items
NTD:USD	$79,097	0.0326	$2,579	$2,579	1%	$26
EUR:USD	664	1.1064	735	735	1%	7
JPY:USD	317,217	0.0071	2,252	2,252	1%	23
Financial liabilities
Monetary items
EUR:USD	138	1.1064	153	153	1%	2
USD:JPY	168	141.39	23,754	168	1%	2

	June 30, 2024
					Sensitivity analysis
	Foreign currency amount (in thousands)	Exchange rate	Functional currency	Book value (USD)	Degree of variation	Effect on profit or loss
Financial assets
Monetary items
NTD:USD	$41,085	0.0308	$1,265	$1,265	1%	$13
EUR:USD	172	1.0696	184	184	1%	2
JPY:USD	432,341	0.0062	2,681	2,681	1%	27
Financial liabilities
Monetary items
EUR:USD	192	1.0696	205	205	1%	2
USD:JPY	155	160.88	24,936	155	1%	2

Schedule of contractual undiscounted cash flows of non-derivative financial liabilities	The amounts disclosed in the table are the contractual undiscounted cash flows.

Non-derivative financial liabilities: December 31, 2023	Less than 1 year	Between 2-5 years	Over 5 years
Financial liabilities at fair value through profit or loss	$—	$1,566	$—
Other payables (including related parties)	10,381	—	—
Lease liabilities (Note)	496	392	—
Guarantee deposits received	—	25	—

Non-derivative financial liabilities: June 30, 2024	Less than 1 year	Between 2-5 years	Over 5 years
Financial liabilities at fair value through profit or loss	$—	$1,520	$—
Other payables (including related parties)	10,289	—	—
Lease liabilities (Note)	535	189	—
Guarantee deposits received	—	25	—
Note: The amount included the interest of estimated future payments.

Schedule of natures of the liabilities	The related information of natures of the liabilities is as follows:

December 31, 2023	Level 1	Level 2	Level 3	Total
Liabilities
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
Compound instrument:
Warrant liabilities	$954	$612	$—	$1,566

June 30, 2024	Level 1	Level 2	Level 3	Total
Liabilities
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
Compound instrument:
Warrant liabilities	$922	$598	$—	$1,520